Taxation (Details) - Schedule of Tax Losses of the Group Expire ¥ in Thousands	Jun. 30, 2023 CNY (¥)
Operating Loss Carryforwards [Line Items]
Loss expiring for the year ended	¥ 259,876
Tax Year 2023 [Member]
Operating Loss Carryforwards [Line Items]
Loss expiring for the year ended
Tax Year 2024 [Member]
Operating Loss Carryforwards [Line Items]
Loss expiring for the year ended
Tax Year 2025 [Member]
Operating Loss Carryforwards [Line Items]
Loss expiring for the year ended
Tax Year 2026 [Member]
Operating Loss Carryforwards [Line Items]
Loss expiring for the year ended	37,143
Tax Year 2027 [Member]
Operating Loss Carryforwards [Line Items]
Loss expiring for the year ended	68,855
Tax Year 2028 [Member]
Operating Loss Carryforwards [Line Items]
Loss expiring for the year ended
Tax Year 2029 [Member]
Operating Loss Carryforwards [Line Items]
Loss expiring for the year ended
Tax Year 2030 [Member]
Operating Loss Carryforwards [Line Items]
Loss expiring for the year ended
Tax Year 2031 [Member]
Operating Loss Carryforwards [Line Items]
Loss expiring for the year ended	68,795
Tax Year 2032 [Member]
Operating Loss Carryforwards [Line Items]
Loss expiring for the year ended	¥ 85,083